S000001246 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
SMALL CAP VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent	5.34%	6.13%	6.31%
SMALL CAP VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.84%)	2.79%	3.80%
SMALL CAP VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.68%	4.65%	4.77%